SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Subsequent Event [Line Items]
Proceeds from convertible promissory note - related party	$ 100,000	$ 600,000	$ 0